Earnings per Share	12 Months Ended
Dec. 31, 2017
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Earnings per Share

Note 22. Earnings per Share

Basic earnings per share amounts are calculated by dividing consolidated net income for the year attributable to controlling interest by the weighted average number of shares outstanding during the period adjusted for the weighted average of own shares purchased in the period.

Diluted earnings per share amounts are calculated by dividing consolidated net income for the year attributable to equity holders of the parent by the weighted average number of shares outstanding during the period plus the weighted average number of shares for the effects of dilutive potential shares (originated by the Company’s commitment to capitalize 27.9 million KOF series L shares described in Note 4.1.1). During the years ended December 31, 2017 and 2015, the Company had no dilutive securities.

Basic and diluted earnings per share amounts are as follows:

	2017
	Per Series “A” Shares		Per Series “D” Shares		Per Series “L” Shares
Consolidated net income	Ps.	(5,503)	Ps.	(3,237)	Ps.	(2,914)

Consolidated net income attributable to equity holders of the parent		(6,046)		(3,556)		(3,200)
Weighted average number of shares for basic earnings per share (millions of shares)		992		584		515

	2016
	Per Series “A” Shares		Per Series “D” Shares		Per Series “L” Shares
Consolidated net income	Ps.	5,038	Ps.	2,963	Ps.	2,526

Consolidated net income attributable to equity holders of the parent		4,819		2,835		2,416
Weighted average number of shares for basic earnings per share (millions of shares)		992		584		497
Effect of dilution associated with commitment to deliver 27.9 million KOF L shares		—		—		2

Weighted average number of shares adjusted for the effect of dilution (Shares outstanding)		992		584		499

	2015
	Per Series “A” Shares		Per Series “D” Shares		Per Series “L” Shares
Consolidated net income	Ps.	4,943	Ps.	2,908	Ps.	2,478

Consolidated net income attributable to equity holders of the parent		5,045		2,968		2,529
Weighted average number of shares for basic earnings per share (millions of shares)		992		584		497